Revenue	9 Months Ended
Sep. 30, 2020
Revenue
Revenue

14. Revenue

Revenue by source consists of the following:

	Nine Months Ended September 30,
	2019	2020
Vehicle sales	4,683,192	9,008,474
Sales of Packages	75,769	162,975
Sales of charging pile	77,293	133,135
Others	140,321	312,258
Total	4,976,575	9,616,842